COMMITMENTS AND CONTINGENCIES (Details) (USD $)	0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2007	Mar. 31, 2007	Jan. 02, 2012
Operating Leases Future Minimum Payments Due Abstract
2012	$ 114,000,000	$ 114,000,000
2013	87,000,000	87,000,000
2014	63,000,000	63,000,000
2015	37,000,000	37,000,000
2016	28,000,000	28,000,000
2017 and thereafter	70,000,000	70,000,000
Maximum number of years of contractual royalty payments	20	20
Operating Leases Related Parties Expense		500,000
Lease And Rental Expense		115,000,000	90,000,000	67,000,000
Intellectual Property Matters [Abstract]
Annual sales of Zyprexa						180,000,000
Annual sales of Protonix					2,500,000,000
Annual Sales Of Pantoprazole					1,100,000,000
Claims For Damages And Prejudgment Interest Against Teva							2,100,000,000
Propofol Product Law Suits Payment	270,000,000
Verdicts Awarding Compensatory And Punitive Damages	800,000,000	800,000,000
Verdict Awards	$ 104,000,000
Plaintiffs Patients At Endoscopy Centers	4,000
Non Infected Plaintiffs	1,700
Products And Services [Domain] | Barr And Duramed [Member]
Statement [Line Items]
Approximate number of pending cases	452	452
Products And Services [Domain] | Teva Parental Medicines Inc [Member]
Statement [Line Items]
Approximate number of pending cases	50	50
Number of cases patients at endoscopy center did not contract virus	97
Barr and Duramed products [Member]
Statement [Line Items]
Approximate number of product liability cases	6,000
Approximate number of pending cases	438	438
Approximate number of cases that have been dismissed	5,500
Teva And Subsidiaries [Member]
Statement [Line Items]
Approximate number of product liability cases	5,500
Approximate number of cases that have been dismissed	3,000
Teva And Subsidiaries [Member] | Teva Parental Medicines Inc [Member]
Statement [Line Items]
Number of cases patients at endoscopy center did not contract virus	120